Deferred Acquisition Costs and Other Actuarial Balances - Unearned Revenue Liability Balances and Changes (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Actuarial Balances
Beginning balance, Unearned Revenue Liability	$ 485.5	$ 459.0
Ending balance, Unearned Revenue Liability	498.7	485.5	$ 459.0
Benefits and Protection | Life Insurance
Other Actuarial Balances
Beginning balance, Unearned Revenue Liability				$ 384.4
Universal life | Benefits and Protection | Life Insurance
Other Actuarial Balances
Beginning balance, Unearned Revenue Liability	485.5	459.0	425.3	384.4
Deferrals	28.6	56.3	61.8	66.1
Revenue recognized	(15.4)	(29.8)	(28.1)	(25.2)
Ending balance, Unearned Revenue Liability	498.7	485.5	459.0	$ 425.3
Reinsurance impact	(223.2)	(225.1)	(227.9)
Balance at end of period after reinsurance	$ 275.5	$ 260.4	$ 231.1